Income Taxes - Summary of Current and Deferred Portions of Income Tax Benefits (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal	$ (2)					$ 51	$ (96)
State	(79)					1,994	784
Foreign	128					3,818	4,161
Total Current	47					5,863	4,849
Deferred:
Federal	(701)					(16,144)	1,778
State	(149)					(784)	389
Foreign	(68)					(290)	(118)
Total Deferred	(918)					(17,218)	2,049
Total	$ (871)	$ 3,397	$ (2,889)	$ (11,308)	$ 2,025	$ (11,355)	$ 6,898